Financial risk and capital management - Sensitivity analysis of market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	$ 46	$ 351	$ (1,745)
Commodity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	30.00%	30.00%
Commodity | Crude oil and refined products net gains/(losses) | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	$ 881	$ 442
Commodity | Crude oil and refined products net gains/(losses) | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	(882)	(442)
Commodity | Natural gas, electricity and CO₂ net gains/(losses) | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	(122)	86
Commodity | Natural gas, electricity and CO₂ net gains/(losses) | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	$ 210	$ (52)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	10.00%	11.00%
Currency risk | Shareholders equity through OCI | NOK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	$ 888	$ 1,519
Currency risk | Shareholders equity through OCI | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	309	406
Currency risk | Shareholders equity through OCI | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	925	903
Currency risk | Shareholders equity through P&L | NOK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	84	(413)
Currency risk | Shareholders equity through P&L | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	(167)	(418)
Currency risk | Shareholders equity through P&L | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	(167)	(92)
Currency risk | Shareholders equity through OCI | NOK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	(888)	(1,519)
Currency risk | Shareholders equity through OCI | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	(309)	(406)
Currency risk | Shareholders equity through OCI | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	(925)	(903)
Currency risk | Shareholders equity through P&L | NOK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	(84)	413
Currency risk | Shareholders equity through P&L | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	167	418
Currency risk | Shareholders equity through P&L | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains/(losses) other derivative financial instruments	$ 167	$ 92
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	1.00%	1.30%
Interest rate risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in financial assets	$ 262	$ 336
Interest rate risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in financial assets	$ (250)	$ (333)
Equity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	35.00%	35.00%
Equity price risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in financial assets	$ (1,234)	$ (552)
Equity price risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in financial assets	$ 1,234	$ 552